Loans and obligations (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Obligations [Abstract]
Summary of Loans and Obligations

	12/31/2022	12/31/2021

Commercial Notes (i)	83,212	—
Consideration payable (ii)	43,579	—
Contingent consideration (iii)	48,499	—

	175,290	—

Current	13,168	—
Non-current	162,122	—

Summary of Changes in the Commercial Notes
The following table presents the changes in the Commercial Notes up the period ended December 31, 2022:

Face value of the notes issued	80,000
(-) Transaction costs	(974)
Interest expense	4,186

Closing balance December 31, 2022	83,212
Current	13,168
Non-current	70,044